Long-term Debt (Tables)	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Schedule of Debt

	September 25,2021	December 26,2020
2026 Term Loan	$180,000	$—
Previous Term Loan	—	240,552
Previous Revolving Credit Facility	—	30,000
Less: current portion	(3,375)	(2,428)
Total long-term debt	176,625	268,124
Less: unamortized debt discount and deferred financing costs	(1,867)	(5,149)
Total long-term debt, net	$174,758	$262,975